Income Tax (Benefit) Expense (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of Components of Income Tax Expense (Benefit) and Deferred Tax Assets and Liabilities

This note provides an analysis of the Company’s income tax expense (benefit), the amounts are recognized directly in equity and how the tax expense (benefit) is affected by non-assessable and non-deductible items. It also explains significant estimates made in relation to the Company’s tax position.

	Year Ended December 31,		Six Months Ended December 31,	Year Ended June 30,
(in U.S. Dollars)	2024	2023	2022	2022
(a) Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax expense	$(74,724,454)	$(46,448,210)	$(27,864,014)	$(51,860,307)
Tax at the Australian tax rate of 30% (2023: 30%)	(22,417,336)	(13,934,463)	(8,359,204)	(12,965,077)
Tax effect of amounts which are not tax deductible (taxable) in calculating taxable income:
Share-based payments	1,268,814	1,262,386	1,087,931	3,153,550
State tax expense	19,285	—	—	—
Government grants	49,333	507,207	104,079	49,458
Unrealized foreign exchange gain	—	—	(7,459)	38,172
(Loss)/Gain on fair value of derivative instruments	2,760,350	6,582	—	—
Borrowing costs	—	—	7,524	13,107
Other non-deductible amounts	60,834	2,793	68,801	727,362
Other deferred basis adjustments	(2,169,023)	—	—	3,099
Difference in overseas tax rate	3,367,164	2,232,607	670,144	(560,684)
Adjustments for current tax of prior periods	(158,880)	(102,522)	(292,141)	—
Adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	17,317,146	9,825,461	6,720,325	9,541,013
Income tax (benefit) expense	$97,687	$(199,949)	$—	$—
(b) Tax losses
Unused tax losses for which no deferred tax asset has been recognized	$150,819,578	$115,482,188	$82,326,319	$85,249,412
Potential tax benefit	$45,245,873	$34,644,656	$24,697,896	$21,312,383
(c) Tax expense (income) recognized directly in equity
Aggregate current and deferred tax arising in the reporting period and not recognized in net profit or loss or other comprehensive income but directly debited or credited to equity:
Deferred tax: Share issue costs	$—	$—	$—	$—

	Year Ended December 31,		Six Months Ended December 31,	Year Ended June 30,
(in U.S. dollars)	2024	2023	2022	2022
(d) Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	$37,950,397	$34,644,656	$24,697,896	$21,312,353
Exploration and evaluation assets	192,271	365,919	522,068	545,211
Business capital costs	789,677	1,566,275	2,143,430	1,733,648
Other non-current assets	14,237,476	8,116,735	4,759,740	2,055,471
Right of use asset	141,193	92,858	79,151	58,650
Unrealized exchange loss on borrowings	—	259,804	433,514	213,791
Accrued expenses	66,059	98,303	307,811	468,644
Deferred revenue	648,024	—	—	—
Other	36,410	21,438	19,686	330,510
Total deferred tax assets	54,061,507	45,165,988	32,963,296	26,718,278
Set-off of deferred tax liabilities pursuant to set-off provisions	(3,719,657)	(4,970,299)	(2,913,574)	(1,495,735)
Deferred tax assets not recognized	(50,225,561)	(39,994,325)	(30,049,722)	(25,222,543)
Net deferred tax assets	$116,289	$201,364	$—	$—
(e) Deferred tax liabilities
The balance comprises temporary differences attributable to:
Other non-current assets	$(3,059,287)	$(4,162,691)	$(2,031,711)	$(351,147)
Prepayments	(161,500)	(224,008)	(215,967)	(1,144,588)
Foreign currency (loss)/gain	(498,870)	(583,600)	(665,896)	—
Total deferred tax liabilities	(3,719,657)	(4,970,299)	(2,913,574)	(1,495,735)
Set-off of deferred tax liabilities pursuant to set-off provisions	3,719,657	4,970,299	2,913,574	1,495,735
Net deferred tax liabilities	$—	$—	$—	$—